Teucrium AiLA Long-Short Agriculture Strategy ETF
Consolidated Schedule of Investments
January 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS – 94.5%	Shares	Value
Deposit Accounts – 94.5%
U.S. Bank Money Market Deposit Account – 5.24%(a)	5,158,281	$5,158,281
TOTAL SHORT-TERM INVESTMENTS (Cost $5,158,281)		5,158,281

Total Investments (Cost $5,158,281) – 94.5%		5,158,281
Other assets and liabilities, net – 5.5%		301,716
TOTAL NET ASSETS - 100.0%		$5,459,997

Percentages are stated as a percent of net assets.

(a)	The rate shown is the seven day yield as of January 31, 2024.

Teucrium AiLA Long-Short Agriculture Strategy ETF
Consolidated Schedule of Open Futures Contracts
January 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
Long Contracts
Cocoa Futures	3	March 2024	$144,660	$9,760
Cocoa Futures	3	May 2024	142,620	12,750
Cocoa Futures	3	July 2024	140,730	9,650
Cocoa Futures	1	September 2024	46,050	5,167
Cocoa Futures	1	December 2024	44,930	1,747
Corn Futures	7	March 2024	156,888	1
Corn Futures	8	May 2024	183,400	(952)
Corn Futures	8	July 2024	186,600	(1,889)
Corn Futures	7	September 2024	165,025	(2,049)
Corn Futures	6	December 2024	144,000	(533)
Soybean Futures	3	March 2024	183,338	(1,773)
Soybean Futures	3	May 2024	184,913	(2,148)
Soybean Futures	3	July 2024	186,263	(1,885)
Soybean Futures	3	September 2024	180,788	(1,223)
Soybean Futures	3	November 2024	179,963	(1,135)
Soybean Meal Futures	4	March 2024	147,320	1,137
Soybean Meal Futures	4	May 2024	145,640	1,127
Soybean Meal Futures	4	July 2024	146,640	(873)
Soybean Meal Futures	4	August 2024	146,600	(313)
Soybean Meal Futures	4	September 2024	145,920	96
Soybean Meal Futures	4	October 2024	144,680	586
Soybean Meal Futures	3	December 2024	108,780	950
Soybean Meal Futures	3	January 2025	108,810	960
Sugar No. 11 Futures	4	March 2024	108,102	7,378
Sugar No. 11 Futures	4	May 2024	104,160	3,884
Sugar No. 11 Futures	5	July 2024	127,512	8,562
Sugar No. 11 Futures	5	October 2024	126,952	8,081
				$57,063

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
Short Contracts
Coffee Futures	(1)	March 2024	$(72,769)	$(22)
Coffee Futures	(2)	May 2024	(143,213)	(532)
Coffee Futures	(1)	July 2024	(71,213)	(266)
Coffee Futures	(1)	September2024	(71,044)	(210)
Coffee Futures	(1)	December 2024	(71,006)	15
Cotton No. 2 Futures	(4)	March 2024	(170,340)	(858)
Cotton No. 2 Futures	(4)	May 2024	(172,820)	(1,633)
Cotton No. 2 Futures	(4)	July 2024	(174,260)	(1,363)
Cotton No. 2 Futures	(2)	December 2024	(81,500)	(2,072)
Soybean Oil Futures	(3)	March 2024	(82,836)	1,610
Soybean Oil Futures	(2)	May 2024	(55,848)	1,625
Soybean Oil Futures	(3)	July 2024	(84,258)	2,720
Soybean Oil Futures	(3)	August 2024	(83,844)	2,882
Soybean Oil Futures	(3)	September 2024	(83,286)	2,054
Soybean Oil Futures	(3)	October 2024	(82,584)	2,096
Soybean Oil Futures	(2)	December 2024	(54,972)	1,769
Soybean Oil Futures	(3)	January 2025	(82,476)	2,060
				$9,875
Total Unrealized Appreciation (Depreciation)				$66,938

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of January 31, 2024:

Teucrium AiLA Long-Short Agriculture Strategy ETF
	Level 1	Level 2	Level 3	Total

Investments - Assets:
Deposit Accounts	$5,158,281	$–	$–	$5,158,281
Total Investments - Assets	$5,158,281	$–	$–	$5,158,281

Other Financial Instruments*:
Assets
Open Futures Contracts	$57,063	$–	$–	$57,063
Total Assets	$57,063	$–	$–	$57,063

Liabilities
Open Futures Contracts	$9,875	$–	$–	$9,875
Total Liabilities	$9,875	$–	$–	$9,875

* Other financial instruments are a derivative instruments not reflected in the Schedule of Investments, such as open future contracts. Open futures contracts are reflected as the unrealized appreciation (depreciation) on the instrument as of January 31, 2024.